Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 449	£ 505	£ 665
Cash settled	1	3	1
Total share based payments	450	508	666
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	45	153	473
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	217	166	0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 187	£ 186	£ 192